NET INCOME / (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Numerator:
Net income/(loss) attributable to TAL Education Group's shareholders	$ (110,195)	$ 367,236	$ 198,440
Eliminate the dilutive effect of interest expense of the bond payable	27	162	2,465
Numerator for diluted net income/(loss) per share	$ (110,168)	$ 367,398	$ 200,905
Denominator:
Weighted average shares outstanding: Basic	198,184,370	189,951,643	174,979,574
Effect of dilutive securities:
Dilutive effect of non-vested shares and options		9,689,955	11,084,069
Dilutive effect of the bond payable		583,336	8,267,662
Denominator for diluted net income/(loss) per share	198,184,370	200,224,934	194,331,305
Net income/(loss) per common share attributable to TAL Education Group's shareholders-basic	$ (0.56)	$ 1.93	$ 1.13
Net income/(loss) per common share attributable to TAL Education Group's shareholders-diluted	$ (0.56)	$ 1.83	$ 1.03